Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class IA
Account Value [Line Items]
Line Graph and Table Measure Name	Class IA
Account Value	$ 23,924	$ 20,762	$ 16,116	$ 24,363	$ 22,913	$ 14,976	$ 11,492	$ 12,052	$ 10,863	$ 9,594	$ 10,000
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name	Class IB
Account Value	$ 23,325	20,303	15,797	23,945	22,574	14,791	11,377	11,968	10,810	9,573	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Putnam VT Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Sustainable Future Linked Benchmark
Account Value	$ 27,579	22,587	17,945	24,489	21,724	16,022	11,827	12,848	11,351	9,587	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,780	13,418	10,711	9,980	10,000
Putnam VT Sustainable Future Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam VT Sustainable Future Linked Benchmark
Account Value	$ 27,579	22,587	17,945	24,489	21,724	16,022	11,827	12,848	11,351	9,587	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	$ 24,408	$ 19,392	$ 26,463	$ 23,475	$ 17,314	$ 12,780	$ 13,418	$ 10,711	$ 9,980	$ 10,000